Annual Fund Operating Expenses	Sep. 01, 2025
VanEck Emerging Markets High Yield Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Emerging Markets High Yield Bond ETF | VanEck Emerging Markets High Yield Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.40%	[1]
VanEck Fallen Angel High Yield Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Fallen Angel High Yield Bond ETF | VanEck Fallen Angel High Yield Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.25%	[2]
VanEck Green Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Green Bond ETF | VanEck Green Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.20%	[3]
VanEck Investment Grade Floating Rate ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Investment Grade Floating Rate ETF | VanEck Investment Grade Floating Rate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.14%	[4]
VanEck Moody's Analytics BBB Corporate Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Moody's Analytics BBB Corporate Bond ETF | VanEck Moody's Analytics BBB Corporate Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.25%	[5]
VanEck Moody's Analytics IG Corporate Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Moody's Analytics IG Corporate Bond ETF | VanEck Moody's Analytics IG Corporate Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.20%	[6]
VanEck CEF Muni Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck CEF Muni Income ETF | VanEck CEF Muni Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.01%	[7]
Acquired Fund Fees and Expenses	1.56%	[8]
Expenses (as a percentage of Assets)	1.97%	[7]
VanEck High-Yield Muni ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck High-Yield Muni ETF | VanEck High Yield Muni ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.32%	[9]
VanEck Intermediate Muni ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Intermediate Muni ETF | VanEck Intermediate Muni ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.18%	[10]
VanEck Long Muni ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Long Muni ETF | VanEck Long Muni ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.24%	[11]
VanEck Short High Yield Muni ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Short High Yield Muni ETF | VanEck Short High Yield Muni ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[12]
Other Expenses (as a percentage of Assets):	0.00%	[13],[14]
Expenses (as a percentage of Assets)	0.32%	[13],[14]
VanEck Short Muni ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
VanEck Short Muni ETF | VanEck Short Muni ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%	[15]
Expenses (as a percentage of Assets)	0.07%	[15]

[1]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[2]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[3]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[4]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[5]	Van Eck Associates Corporation (the "Adviser") will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[6]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[7]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[8]	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata portion of the expenses charged by the Underlying Funds (as defined herein). These expenses are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
[9]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[10]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[11]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[12]	Effective September 1, 2025, the management fee rate is 0.32%.
[13]	Total Annual Fund Operating Expenses have been restated to reflect the current management fee rate.
[14]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.
[15]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2026.